LINE OF CREDIT (Detail Textuals)	6 Months Ended				12 Months Ended		2 Months Ended	5 Months Ended		6 Months Ended			6 Months Ended		12 Months Ended	2 Months Ended	0 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jul. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2012 Line of credit USD ($)	Dec. 31, 2011 Line of credit USD ($)	Feb. 27, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Jun. 30, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Jul. 31, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Dec. 31, 2011 SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Jun. 30, 2013 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Jun. 30, 2013 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit CAD	Dec. 31, 2012 RBC Credit Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Feb. 27, 2013 Subsequent Event SVB Loan Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)	Aug. 16, 2013 Subsequent Event Forbearance Agreement Silicon Valley Bank ("SVB") Line of credit USD ($)
Line of Credit Facility [Line Items]
Aggregate amount of credit facility								$ 10,000,000	200,000	$ 10,000,000				200,000	$ 192,000
Line of credit mature period										Feb. 28, 2015
Outstanding balance on the line of credit			3,100,000	4,200,000				3,300,000		2,600,000		4,000,000	142,000		168,000
Increase in gross capital																	1,500,000
Minimum tangible net worth																	(9,700,000)
Percentage of additional capital raises in tangible net worth	50.00%																50.00%
Minimum Tangible Net Worth Proforma Effect In Capital																	1,300,000
Line of credit, covenant terms																	The Company estimates that its minimum Tangible Net Worth at July 31, 2013, giving pro forma effect for the net $1.3 million in capital raise closed to date in August, was approximately a $(9.1) million deficit, leaving approximately $0.6 million in Tangible Net Worth cushion over the requirement of the line of credit.
Minimum Tangible Net Worth Deficit																	600,000
Annual Interest Rate							3.75%	7.50%	7.50%	7.00%			4.50%	4.50%	4.50%
Annual interest rate, Additional percentage													1.50%	1.50%	1.50%
Availability under the line of credit								5,000,000		2,900,000	2,600,000
Terms of loan agreement, description							On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 7), 4) a modification of the rate of interest of the line of credit to 3.75% above SVB's prime rate and 5) other various terms and provisions.									On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 9), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank's prime rate and 5) other various terms and provisions.
Additional term loan							1,000,000									1,000,000
Reduction in maximum availability								50.00%	50.00%
Interest expense for the lines of credit, including amortization of deferred financing costs	$ 171,000	$ 141,000			$ 375,000	$ 357,000